shed

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.5%		Shares	Value
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)		3	$1,274
Boeing Co. (a)		347	69,063
General Dynamics Corp.		102	35,009
General Electric Co.		495	140,466
Howmet Aerospace, Inc.		196	45,170
L3Harris Technologies, Inc.		98	33,825
Lockheed Martin Corp.		98	59,230
Northrop Grumman Corp.		49	33,430
RTX Corp.		639	123,263
Textron, Inc.		98	8,581
TransDigm Group, Inc.		3	3,477
			552,788

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.		49	8,137
Expeditors International of Washington, Inc.		49	7,018
FedEx Corp.		98	34,906
United Parcel Service, Inc. - Class B		331	32,564
			82,625

Automobile Components - 0.0% (b)
Aptiv PLC (a)		98	6,805

Automobiles - 2.1%
Ford Motor Co.		2,009	23,184
General Motors Co.		490	36,505
Tesla, Inc. (a)		1,287	478,442
			538,131

Banks - 3.6%
Bank of America Corp.		3,188	155,415
Citigroup, Inc.		815	92,429
Citizens Financial Group, Inc.		245	14,693
Fifth Third Bancorp		343	15,936
Huntington Bancshares, Inc.		735	11,503
JPMorgan Chase & Co.		1,274	374,760
KeyCorp		490	9,824
M&T Bank Corp.		64	13,230
PNC Financial Services Group, Inc.		196	40,786
Regions Financial Corp.		441	11,519
Truist Financial Corp.		686	31,535
US Bancorp		784	40,776
Wells Fargo & Co.		1,486	118,300
			930,706

Beverages - 1.1%
Brown-Forman Corp. - Class B		98	2,591
Coca-Cola Co.		1,777	135,141
Constellation Brands, Inc. - Class A		98	14,700
Keurig Dr. Pepper, Inc.		588	15,482
Molson Coors Beverage Co. - Class B		98	4,220
Monster Beverage Corp. (a)		343	24,854
PepsiCo, Inc.		639	99,230
			296,218

Biotechnology - 1.8%
AbbVie, Inc.		806	175,297
Amgen, Inc.		248	87,259
Biogen, Inc. (a)		64	11,733
Gilead Sciences, Inc.		567	79,023
Incyte Corp. (a)		98	9,224
Moderna, Inc. (a)		196	9,957
Regeneron Pharmaceuticals, Inc.		49	37,859
Vertex Pharmaceuticals, Inc. (a)		102	45,547
			455,899

Broadline Retail - 3.7%
Amazon.com, Inc. (a)		4,484	933,883
eBay, Inc.		245	22,300
			956,183

Building Products - 0.5%
A O Smith Corp. - Class A		49	3,231
Allegion PLC		49	7,119
Builders FirstSource, Inc. (a)		49	4,034
Carrier Global Corp.		392	22,074
Johnson Controls International PLC		271	35,487
Masco Corp.		98	5,916
Trane Technologies PLC		98	40,841
			118,702

Capital Markets - 3.0%
Ameriprise Financial, Inc.		49	21,776
Ares Management Corp. - Class A		71	7,746
Bank of New York Mellon Corp.		343	40,690
Blackrock, Inc.		51	49,047
Blackstone, Inc.		343	39,442
Cboe Global Markets, Inc.		49	13,772
Charles Schwab Corp.		792	74,432
CME Group, Inc. - Class A		151	44,598
Coinbase Global, Inc. - Class A (a)		50	8,731
Franklin Resources, Inc.		147	3,472
Goldman Sachs Group, Inc.		126	106,595
Interactive Brokers Group, Inc. - Class A		153	10,262
Intercontinental Exchange, Inc.		294	46,240
Invesco Ltd.		245	5,951
KKR & Co., Inc.		343	31,728
Moody's Corp.		53	23,121
Morgan Stanley		553	91,007
MSCI, Inc.		5	2,695
Nasdaq, Inc.		196	16,638
Northern Trust Corp.		98	13,678
Raymond James Financial, Inc.		98	14,189
Robinhood Markets, Inc. - Class A (a)		259	17,949
S&P Global, Inc.		147	62,525
State Street Corp.		147	18,604
T. Rowe Price Group, Inc.		98	8,834
			773,722

Chemicals - 1.1%
Air Products and Chemicals, Inc.		98	28,468
Albemarle Corp.		49	8,797
CF Industries Holdings, Inc.		98	12,724
Corteva, Inc.		343	28,713
Dow, Inc.		343	14,286
DuPont de Nemours, Inc.		196	8,977
Ecolab, Inc.		102	27,134
International Flavors & Fragrances, Inc.		147	10,665
Linde PLC		201	99,648
LyondellBasell Industries NV - Class A		147	11,842
Mosaic Co.		147	3,748
PPG Industries, Inc.		98	10,474
Sherwin-Williams Co.		98	31,414
			296,890

Commercial Services & Supplies - 0.5%
Cintas Corp.		150	25,371
Copart, Inc. (a)		441	14,641
Republic Services, Inc.		98	21,464
Rollins, Inc.		147	7,851
Veralto Corp.		147	12,998
Waste Management, Inc.		166	38,145
			120,470

Communications Equipment - 1.0%
Arista Networks, Inc. (a)		492	60,408
Ciena Corp. (a)		51	19,800
Cisco Systems, Inc.		1,824	141,524
F5, Inc. (a)		4	1,157
Lumentum Holdings, Inc. (a)		18	12,650
Motorola Solutions, Inc.		53	23,000
			258,539

Construction & Engineering - 0.2%
Comfort Systems USA, Inc.		10	13,790
EMCOR Group, Inc.		6	4,430
Quanta Services, Inc.		53	29,098
			47,318

Construction Materials - 0.2%
CRH PLC		297	31,220
Martin Marietta Materials, Inc.		4	2,355
Vulcan Materials Co.		49	13,343
			46,918

Consumer Finance - 0.5%
American Express Co.		249	75,317
Capital One Financial Corp.		297	54,182
Synchrony Financial		196	13,332
			142,831

Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.		199	198,290
Dollar General Corp.		98	11,635
Dollar Tree, Inc. (a)		98	10,732
Kroger Co.		343	24,819
Sysco Corp.		245	17,476
Target Corp.		245	29,694
Walmart, Inc.		2,028	252,040
			544,686

Containers & Packaging - 0.2%
Amcor PLC		147	5,843
Avery Dennison Corp.		49	8,462
Ball Corp.		147	8,689
International Paper Co.		294	10,496
Packaging Corp. of America		49	10,399
Smurfit Westrock PLC		245	9,763
			53,652

Distributors - 0.0% (b)
Genuine Parts Co.		49	5,182

Diversified Telecommunication Services - 0.8%
AT&T, Inc.		3,338	96,769
Verizon Communications, Inc.		2,015	101,153
			197,922

Electric Utilities - 1.7%
Alliant Energy Corp.		147	10,549
American Electric Power Co., Inc.		246	32,246
Constellation Energy Corp.		147	41,050
Duke Energy Corp.		392	51,328
Edison International		196	14,343
Entergy Corp.		196	22,023
Evergy, Inc.		98	8,028
Eversource Energy		196	13,579
Exelon Corp.		490	24,020
FirstEnergy Corp.		245	12,412
NextEra Energy, Inc.		952	88,422
NRG Energy, Inc.		98	14,322
PG&E Corp.		1,127	19,801
Pinnacle West Capital Corp.		49	4,937
PPL Corp.		392	14,974
Southern Co.		539	52,024
Xcel Energy, Inc.		294	23,355
			447,413

Electrical Equipment - 1.1%
AMETEK, Inc.		98	21,007
Eaton Corp. PLC		173	61,877
Emerson Electric Co.		294	38,520
GE Vernova, Inc.		103	89,909
Generac Holdings, Inc. (a)		49	9,571
Hubbell, Inc.		4	1,963
Rockwell Automation, Inc.		49	17,585
Vertiv Holdings Co. - Class A		150	37,587
			278,019

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A		588	74,294
CDW Corp.		49	5,930
Coherent Corp. (a)		53	12,625
Corning, Inc.		392	53,300
Jabil, Inc.		49	13,016
Keysight Technologies, Inc. (a)		73	20,613
TE Connectivity PLC		147	30,726
Zebra Technologies Corp. - Class A (a)		4	836
			211,340

Energy Equipment & Services - 0.3%
Baker Hughes Co.		490	29,914
Halliburton Co.		441	17,195
SLB Ltd.		686	35,254
			82,363

Entertainment - 1.4%
Electronic Arts, Inc.		98	19,979
Live Nation Entertainment, Inc. (a)		98	14,946
Netflix, Inc. (a)		1,960	188,454
Take-Two Interactive Software, Inc. (a)		98	19,355
TKO Group Holdings, Inc.		49	9,881
Walt Disney Co.		813	78,357
Warner Bros. Discovery, Inc. (a)		1,176	32,293
			363,265

Financial Services - 3.7%
Apollo Global Management, Inc.		245	27,298
Berkshire Hathaway, Inc. - Class B (a)		848	406,362
Block, Inc. (a)		247	14,864
Corpay, Inc. (a)		26	7,566
Fidelity National Information Services, Inc.		294	13,791
Fiserv, Inc. (a)		294	16,405
Global Payments, Inc.		147	9,893
Jack Henry & Associates, Inc.		49	7,744
Mastercard, Inc. - Class A		368	183,875
PayPal Holdings, Inc.		490	22,163
Visa, Inc. - Class A		790	238,770
			948,731

Food Products - 0.5%
Archer-Daniels-Midland Co.		245	17,809
Bunge Global SA		49	6,233
Conagra Brands, Inc.		245	3,851
General Mills, Inc.		294	10,943
Hershey Co.		64	13,305
Hormel Foods Corp.		147	3,329
J M Smucker Co.		49	4,726
Kraft Heinz Co.		441	9,918
McCormick & Co., Inc.		147	7,415
Mondelez International, Inc. - Class A		637	36,717
The Campbell's Co.		98	2,182
Tyson Foods, Inc. - Class A		147	9,418
			125,846

Gas Utilities - 0.1%
Atmos Energy Corp.		98	18,103

Ground Transportation - 0.9%
CSX Corp.		980	40,229
JB Hunt Transport Services, Inc.		49	10,383
Norfolk Southern Corp.		98	28,126
Old Dominion Freight Line, Inc.		98	19,149
Uber Technologies, Inc. (a)		986	70,923
Union Pacific Corp.		294	71,331
			240,141

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories		806	82,752
Align Technology, Inc. (a)		49	8,400
Baxter International, Inc.		245	4,116
Becton Dickinson & Co.		147	23,113
Boston Scientific Corp. (a)		735	46,121
Cooper Cos., Inc. (a)		98	7,007
Dexcom, Inc. (a)		196	12,309
Edwards Lifesciences Corp. (a)		294	23,544
GE HealthCare Technologies, Inc.		245	17,439
Hologic, Inc. (a)		98	7,408
IDEXX Laboratories, Inc. (a)		8	4,495
Insulet Corp. (a)		49	10,282
Intuitive Surgical, Inc. (a)		150	69,148
Medtronic PLC		637	55,196
ResMed, Inc.		52	11,673
Solventum Corp. (a)		49	3,200
STERIS PLC		49	10,835
Stryker Corp.		149	48,960
Zimmer Biomet Holdings, Inc.		98	8,861
			454,859

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.		108	22,822
Cencora, Inc.		98	30,786
Centene Corp. (a)		245	8,021
Cigna Group		104	27,742
CVS Health Corp.		637	45,749
Elevance Health, Inc.		98	28,690
HCA Healthcare, Inc.		56	26,501
Henry Schein, Inc. (a)		49	3,611
Humana, Inc.		49	8,496
Labcorp Holdings, Inc.		49	13,074
McKesson Corp.		49	42,403
Quest Diagnostics, Inc.		49	9,603
UnitedHealth Group, Inc.		414	112,024
Universal Health Services, Inc. - Class B		20	3,579
			383,101

Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. - Class A (a)		196	24,751
Carnival Corp.		539	13,949
Chipotle Mexican Grill, Inc. (a)		686	21,959
Darden Restaurants, Inc.		49	9,606
DoorDash, Inc. - Class A (a)		150	22,522
Expedia Group, Inc. - Class A		49	11,314
Hilton Worldwide Holdings, Inc.		101	30,712
Las Vegas Sands Corp.		196	10,560
Marriott International, Inc. - Class A		98	32,053
McDonald's Corp.		343	106,601
MGM Resorts International (a)		98	3,627
Norwegian Cruise Line Holdings Ltd. (a)		245	4,581
Royal Caribbean Cruises Ltd.		101	27,793
Starbucks Corp.		518	46,408
Wynn Resorts Ltd.		49	4,976
Yum! Brands, Inc.		147	22,856
			394,268

Household Durables - 0.2%
D.R. Horton, Inc.		147	20,171
Garmin Ltd.		54	12,529
Lennar Corp. - Class A		98	8,510
PulteGroup, Inc.		98	11,526
			52,736

Household Products - 0.9%
Church & Dwight Co., Inc.		147	13,718
Clorox Co.		49	5,078
Colgate-Palmolive Co.		392	33,410
Kimberly-Clark Corp.		147	14,181
Procter & Gamble Co.		1,088	157,151
			223,538

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		343	4,833
Vistra Corp.		147	22,098
			26,931

Industrial Conglomerates - 0.4%
3M Co.		249	36,162
Honeywell International, Inc.		297	67,131
			103,293

Insurance - 1.8%
Aflac, Inc.		245	26,879
Allstate Corp.		116	24,051
American International Group, Inc.		294	22,124
Aon PLC - Class A		98	31,632
Arch Capital Group Ltd. (a)		196	18,814
Arthur J Gallagher & Co.		102	22,091
Assurant, Inc.		16	3,485
Brown & Brown, Inc.		98	6,391
Chubb Ltd.		165	53,778
Cincinnati Financial Corp.		98	15,420
Globe Life, Inc.		49	6,819
Hartford Insurance Group, Inc.		147	19,879
Loews Corp.		98	10,461
Marsh & McLennan Cos., Inc.		245	42,495
MetLife, Inc.		294	20,792
Principal Financial Group, Inc.		98	8,831
Progressive Corp.		294	58,283
Prudential Financial, Inc.		196	19,147
Travelers Cos., Inc.		98	28,585
W.R. Berkley Corp.		147	9,743
Willis Towers Watson PLC		49	14,244
			463,944

Interactive Media & Services - 7.6%
Alphabet, Inc. - Class A		2,669	767,498
Alphabet, Inc. - Class C		2,137	613,020
Meta Platforms, Inc. - Class A		1,000	572,130
			1,952,648

IT Services - 0.9%
Accenture PLC - Class A		294	58,297
Akamai Technologies, Inc. (a)		98	11,255
Cognizant Technology Solutions Corp. - Class A		245	15,031
EPAM Systems, Inc. (a)		49	6,634
Gartner, Inc. (a)		49	7,759
GoDaddy, Inc. - Class A (a)		49	4,051
International Business Machines Corp.		444	107,621
VeriSign, Inc.		49	12,170
			222,818

Leisure Products - 0.0% (b)
Hasbro, Inc.		49	4,586

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.		147	16,755
Bio-Techne Corp.		98	5,121
Charles River Laboratories International, Inc. (a)		49	8,453
Danaher Corp.		297	56,311
IQVIA Holdings, Inc. (a)		98	16,713
Revvity, Inc.		49	4,293
Thermo Fisher Scientific, Inc.		154	75,696
Waters Corp. (a)		19	5,658
West Pharmaceutical Services, Inc.		49	12,281
			201,281

Machinery - 1.7%
Caterpillar, Inc.		201	142,400
Cummins, Inc.		49	26,363
Deere & Co.		102	57,457
Dover Corp.		49	10,214
Fortive Corp.		196	10,835
IDEX Corp.		49	9,288
Illinois Tool Works, Inc.		116	30,194
Ingersoll Rand, Inc.		196	15,703
Nordson Corp.		17	4,523
Otis Worldwide Corp.		196	15,108
PACCAR, Inc.		245	28,297
Parker-Hannifin Corp.		49	43,867
Pentair PLC		98	8,537
Snap-on, Inc.		4	1,453
Stanley Black & Decker, Inc.		98	6,964
Westinghouse Air Brake Technologies Corp.		98	24,491
Xylem, Inc.		147	17,566
			453,260

Media - 0.4%
Charter Communications, Inc. - Class A (a)		49	10,578
Comcast Corp. - Class A		1,677	48,147
EchoStar Corp. - Class A (a)		50	5,853
Fox Corp. - Class A		98	5,723
Fox Corp. - Class B		49	2,602
News Corp. - Class A		196	4,886
News Corp. - Class B		49	1,397
Omnicom Group, Inc.		159	11,974
Paramount Skydance Corp.		294	2,652
Trade Desk, Inc. - Class A (a)		153	3,472
			97,284

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.		735	43,203
Newmont Corp.		508	54,991
Nucor Corp.		98	16,572
Steel Dynamics, Inc.		49	8,820
			123,586

Multi-Utilities - 0.7%
Ameren Corp.		147	16,158
CenterPoint Energy, Inc.		343	14,804
CMS Energy Corp.		147	11,404
Consolidated Edison, Inc.		196	22,183
Dominion Energy, Inc.		441	27,263
DTE Energy Co.		98	14,330
NiSource, Inc.		245	11,432
Public Service Enterprise Group, Inc.		245	19,833
Sempra		343	33,329
WEC Energy Group, Inc.		147	17,018
			187,754

Oil, Gas & Consumable Fuels - 3.8%
APA Corp.		196	8,318
Chevron Corp.		863	178,555
ConocoPhillips		562	74,184
Coterra Energy, Inc.		392	13,775
Devon Energy Corp.		343	17,260
Diamondback Energy, Inc.		98	19,383
EOG Resources, Inc.		269	38,889
EQT Corp.		294	18,710
Expand Energy Corp.		98	10,758
Exxon Mobil Corp.		1,939	328,971
Kinder Morgan, Inc.		980	32,859
Marathon Petroleum Corp.		147	35,895
Occidental Petroleum Corp.		343	22,295
ONEOK, Inc.		294	26,575
Phillips 66		196	35,707
Targa Resources Corp.		98	24,572
Valero Energy Corp.		147	36,321
Williams Cos., Inc.		637	46,361
			969,388

Passenger Airlines - 0.2%
Delta Air Lines, Inc.		343	22,803
Southwest Airlines Co.		294	11,045
United Airlines Holdings, Inc. (a)		196	18,046
			51,894

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A		98	7,034
Kenvue, Inc.		980	16,895
			23,929

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.		934	56,647
Eli Lilly & Co.		349	321,000
Johnson & Johnson		1,101	269,128
Merck & Co., Inc.		1,157	139,176
Pfizer, Inc.		2,655	74,552
Viatris, Inc.		588	7,944
Zoetis, Inc.		201	23,760
			892,207

Professional Services - 0.4%
Automatic Data Processing, Inc.		196	39,823
Broadridge Financial Solutions, Inc.		49	7,962
Equifax, Inc.		49	8,823
Jacobs Solutions, Inc.		49	6,237
Leidos Holdings, Inc.		49	7,620
Paychex, Inc.		147	13,542
Verisk Analytics, Inc.		49	9,298
			93,305

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)		147	19,912
CoStar Group, Inc. (a)		196	7,907
			27,819

Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc. (a)		751	152,776
Analog Devices, Inc.		220	69,991
Applied Materials, Inc.		362	123,728
Broadcom, Inc.		2,169	671,327
First Solar, Inc. (a)		49	9,666
Intel Corp. (a)		2,023	89,275
KLA Corp.		49	72,148
Lam Research Corp.		592	126,486
Microchip Technology, Inc.		294	18,995
Micron Technology, Inc.		507	171,285
NVIDIA Corp.		11,142	1,943,165
NXP Semiconductors NV		102	20,080
ON Semiconductor Corp. (a)		196	12,136
Qnity Electronics, Inc.		98	11,307
QUALCOMM, Inc.		500	64,390
Skyworks Solutions, Inc.		98	5,248
Teradyne, Inc.		67	19,863
Texas Instruments, Inc.		413	80,180
			3,662,046

Software - 7.9%
Adobe, Inc. (a)		198	48,130
AppLovin Corp. - Class A (a)		99	39,402
Autodesk, Inc. (a)		98	23,461
Cadence Design Systems, Inc. (a)		105	29,176
Crowdstrike Holdings, Inc. - Class A (a)		102	39,822
Datadog, Inc. - Class A (a)		103	12,159
Fortinet, Inc. (a)		343	28,030
Gen Digital, Inc.		294	5,536
Intuit, Inc.		103	44,535
Microsoft Corp.		3,364	1,245,252
Oracle Corp.		786	115,629
Palantir Technologies, Inc. - Class A (a)		1,029	150,522
Palo Alto Networks, Inc. (a)		343	54,990
PTC, Inc. (a)		49	6,982
Roper Technologies, Inc.		49	17,339
Salesforce, Inc.		445	83,068
ServiceNow, Inc. (a)		490	51,230
Synopsys, Inc. (a)		55	21,806
Trimble, Inc. (a)		147	9,589
Workday, Inc. - Class A (a)		98	12,732
			2,039,390

Specialty Retail - 1.6%
Best Buy Co., Inc.		98	6,292
Carvana Co. (a)		56	17,605
Home Depot, Inc.		455	149,645
Lowe's Cos., Inc.		250	59,070
O'Reilly Automotive, Inc. (a)		346	31,939
Ross Stores, Inc.		147	31,845
TJX Cos., Inc.		539	86,078
Tractor Supply Co.		294	13,318
Williams-Sonoma, Inc.		49	8,934
			404,726

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.		6,794	1,724,249
Dell Technologies, Inc. - Class C		147	24,127
Hewlett Packard Enterprise Co.		686	16,334
HP, Inc.		490	9,413
NetApp, Inc.		98	10,034
Sandisk Corp. (a)		59	37,485
Seagate Technology Holdings PLC		98	38,393
Super Micro Computer, Inc. (a)		245	5,579
Western Digital Corp.		156	42,196
			1,907,810

Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)		98	9,809
Lululemon Athletica, Inc. (a)		49	7,502
NIKE, Inc. - Class B		588	31,058
Tapestry, Inc.		98	13,829
			62,198

Tobacco - 0.7%
Altria Group, Inc.		764	50,416
Philip Morris International, Inc.		738	122,021
			172,437

Trading Companies & Distributors - 0.1%
Fastenal Co.		588	27,283
United Rentals, Inc.		3	2,186
			29,469

Water Utilities - 0.0% (b)
American Water Works Co., Inc.		98	13,337

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.		245	51,457
TOTAL COMMON STOCKS (Cost $25,368,546)			24,888,707

REAL ESTATE INVESTMENT TRUSTS - 1.9%		Shares	Value
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.		98	4,549
Healthpeak Properties, Inc.		343	5,635
Ventas, Inc.		196	16,029
Welltower, Inc.		294	58,127
			84,340

Hotel & Resort REITs - 0.0% (b)
Host Hotels & Resorts, Inc.		343	6,572

Industrial REITs - 0.2%
Prologis, Inc.		422	55,780

Office REITs - 0.0% (b)
BXP, Inc.		98	5,086

Residential REITs - 0.2%
AvalonBay Communities, Inc.		49	8,004
Camden Property Trust		49	4,785
Equity Residential		196	11,593
Essex Property Trust, Inc.		49	11,858
Invitation Homes, Inc.		294	7,306
Mid-America Apartment Communities, Inc.		49	5,984
UDR, Inc.		147	4,966
			54,496

Retail REITs - 0.3%
Federal Realty Investment Trust		49	5,204
Kimco Realty Corp.		343	7,707
Realty Income Corp.		441	26,981
Regency Centers Corp.		98	7,415
Simon Property Group, Inc.		147	27,420
			74,727

Specialized REITs - 0.8%
American Tower Corp.		212	36,587
Crown Castle, Inc.		245	19,921
Digital Realty Trust, Inc.		147	26,491
Equinix, Inc.		49	48,032
Extra Space Storage, Inc.		98	12,851
Iron Mountain, Inc.		147	15,015
Public Storage		53	14,357
SBA Communications Corp.		49	8,433
VICI Properties, Inc.		539	14,725
Weyerhaeuser Co.		392	9,576
			205,988
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $487,105)			486,989

PURCHASED OPTIONS - 1.0%	Notional Amount	Contracts	Value
Put Options - 1.0%
S&P 500® Index (c)(d) Expiration: 05/15/2026; Exercise Price: $6,050.00	24,808,376	38	250,800
TOTAL PURCHASED OPTIONS (Cost $250,743)			250,800

CONTINGENT VALUE RIGHTS - 0.0% (b)		Shares	Value
Sycamore Partners LLC, Exercise Price $0.00 (a)(e)		84	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (f)		198,348	198,348
Northern U.S. Government Select Money Market Fund, 3.36% (f)		241	241
TOTAL MONEY MARKET FUNDS (Cost $198,589)			198,589

TOTAL INVESTMENTS - 100.2% (Cost $26,304,983)			25,825,085
Liabilities in Excess of Other Assets - (0.2)%			(39,404)
TOTAL NET ASSETS - 100.0%			$25,785,681

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.4)%	Notional Amount	Contracts	Value
Call Options - (1.0)%
S&P 500® Index (a)(b) Expiration: 05/15/2026; Exercise Price: $6,715.00	$(17,627,004)	(27)	$(270,945)

Put Options - (0.4)%
S&P 500® Index (a)(b) Expiration: 05/15/2026; Exercise Price: $5,530.00	(24,808,376)	(38)	(90,630)
TOTAL WRITTEN OPTIONS (Premiums received $361,852)			$(361,575)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS S&P 500® Hedged Equity Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$24,888,707	$–	$–	$24,888,707
Real Estate Investment Trusts	486,989	–	–	486,989
Purchased Options	–	250,800	–	250,800
Contingent Value Rights	–	–	0	0
Money Market Funds	198,589	–	–	198,589
Total Investments	$25,574,285	$250,800	$0	$25,825,085

Liabilities:
Written Options	$–	$(361,575)	$–	$(361,575)
Total Written Options	$–	$(361,575)	$–	$(361,575)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® Hedged Equity Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended March 31, 2026.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of March 31, 2026 for the NEOS S&P 500® Hedged Equity ETF are as follows:

Description	Fair Value as of 3/31/2026	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.